SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			8b#tmpgt
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			3-31-2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	May 16, 2011
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		49

Form 13F Information Table Value Total: 		255,016
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 3/31/11

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Aeropostale Inc.
COM
007865108
1,145
47,100
SH

SHARES-DEFINED

47,100
Apple Inc.
COM
037833100
3,879
11,129
SH

SHARES-DEFINED

11,129
Avon Products Inc.
COM
054303102
1,218
45,035
SH

SHARES-DEFINED

45,035
Bank of America Corporation
COM
060505904
1,254
94,100
SH
CALL
SHARES-DEFINED

94,100
Best Buy Inc.
COM
086516101
1,442
50,200
SH

SHARES-DEFINED

50,200
British Petroleum ADR's
SPONSORED ADR
055622104
3,756
85,100
SH

SHARES-DEFINED

85,100
Carefusion Corp.
COM
14170T101
5,319
188,600
SH

SHARES-DEFINED

188,600
Children's Place Retail Stores Inc.
COM
168905107
2,736
54,900
SH

SHARES-DEFINED

54,900
Corning Inc.
COM
219350105
5,365
260,073
SH

SHARES-DEFINED

260,073
Covidien Ltd.
SHS
G2554F105
5,980
115,134
SH

SHARES-DEFINED

115,134
Cummins Inc.
COM
231021106
3,091
28,200
SH

SHARES-DEFINED

28,200
CVS Caremark Corp.
COM
126650100
15,537
452,707
SH

SHARES-DEFINED

452,707
Dana Holding Corporation
COM
235825205
2,003
115,168
SH

SHARES-DEFINED

115,168
Family Dollar Stores Inc.
COM
307000109
1,606
31,300
SH

SHARES-DEFINED

31,300
FLIR Systems, Inc.
COM
302445101
1,519
43,900
SH

SHARES-DEFINED

43,900
Fox Chase Bancorp Inc.
COM
35137T108
2,319
166,600
SH

SHARES-DEFINED

166,600
Freeport McMoran Copper
COM
35671D957
2,822
50,800
SH
PUT
SHARES-DEFINED

50,800
General Motors Co.
COM
37045V900
2,628
84,700
SH
CALL
SHARES-DEFINED

84,700
GSI Commerce Inc.
COM
36238G952
878
30,000
SH
PUT
SHARES-DEFINED

30,000
GSI Commerce Inc.
COM
36238G102
2,740
93,600
SH

SHARES-DEFINED

93,600
Hain Celestial Group Inc.
COM
405217100
1,265
39,200
SH

SHARES-DEFINED

39,200
Hewlett-Packard Co.
COM
428236103
7,919
193,293
SH

SHARES-DEFINED

193,293
International Business Machines
COM
459200101
5,805
35,600
SH

SHARES-DEFINED

35,600
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
2,143
21,400
SH

SHARES-DEFINED

21,400
JPMORGAN CHASE & CO
COM
46625H100
4,825
104,669
SH

SHARES-DEFINED

104,669
JPMORGAN CHASE & CO
COM
46625H900
5,440
118,000
SH
CALL
SHARES-DEFINED

118,000
Lear Corp
COM NEW
521865204
2,238
45,800
SH

SHARES-DEFINED

45,800
Macy's Inc.
COM
55616P104
1,902
78,400
SH

SHARES-DEFINED

78,400
Mattel Inc.
COM
577081102
3,814
153,000
SH

SHARES-DEFINED

153,000
McDonald's Corporation
COM
580135101
2,412
31,700
SH

SHARES-DEFINED

31,700
Microsoft Corp
COM
594918104
7,948
313,031
SH

SHARES-DEFINED

313,031
Navios Maritime Acquisition Corp.
SHS
Y62159101
4,338
1,088,547
SH

SHARES-DEFINED

1,088,547
Navios Maritime Holdings Inc.
COM
Y62196103
3,504
614,700
SH

SHARES-DEFINED

614,700
Nisource Inc.
COM
65473P105
721
37,600
SH

SHARES-DEFINED

37,600
Omnicare Inc.
COM
681904108
6,731
224,457
SH

SHARES-DEFINED

224,457
Phoenix Companies Inc.
COM
71902E109
574
210,900
SH

SHARES-DEFINED

210,900
PPL Corporation
COM
69351T106
2,340
92,500
SH

SHARES-DEFINED

92,500
Pride International Inc.
COM
74153Q902
5,777
134,500
SH
CALL
SHARES-DEFINED

134,500
Pride International Inc.
COM
74153Q102
966
22,500
SH

SHARES-DEFINED

22,500
SPDR S&P 500 ETF
TR UNIT
78462F953
92,256
695,800
SH
PUT
SHARES-DEFINED

695,800
SPDR S&P Biotech
S&P BIOTECH
78464A870
1,930
28,900
SH

SHARES-DEFINED

28,900
Target Corporation
COM
87612E106
3,921
78,400
SH

SHARES-DEFINED

78,400
Tenet Healthcare Corp.
COM
88033G900
1,685
226,200
SH
CALL
SHARES-DEFINED

226,200
Thompson Creek Metals Company Inc.
COM
884768102
3,514
280,200
SH

SHARES-DEFINED

280,200
TJX Companies Inc.
COM
872540109
781
15,700
SH

SHARES-DEFINED

15,700
ValueClick Inc.
COM
92046N102
905
62,600
SH

SHARES-DEFINED

62,600
Wal-Mart Stores Inc.
COM
931142103
10,149
194,976
SH

SHARES-DEFINED

194,976
Western Union Company
COM
959802109
606
29,200
SH

SHARES-DEFINED

29,200
Yum! Brands Inc.
COM
988498101
1,369
26,650
SH

SHARES-DEFINED

26,650